Commitments and Contingencies (Details)			1 Months Ended
	Dec. 14, 2019 USD ($)	Dec. 14, 2019 CNY (¥)	Dec. 19, 2017 USD ($)	Dec. 19, 2017 CNY (¥)	Feb. 15, 2019 USD ($)	Feb. 15, 2019 CNY (¥)	Aug. 22, 2014 USD ($)	Aug. 22, 2014 CNY (¥)
Zhong Chuan Rui You and Gansu Jinlun Culture Media Co., Ltd. [Member]
Commitments and Contingencies (Textual)
Contract amount | $							$ 1,467,880
Settlement amount | $			$ 502,000
Zhong Chuan Rui You and Gansu Jinlun Culture Media Co., Ltd. [Member] | RMB [Member]
Commitments and Contingencies (Textual)
Contract amount | ¥								¥ 9,604,633
Settlement amount | ¥				¥ 3,500,000
Beijing iQIYITechnology Co., Ltd. [Member]
Commitments and Contingencies (Textual)
Contract amount | $					$ 562,000
Settlement amount | $	$ 93,000
Beijing iQIYITechnology Co., Ltd. [Member] | RMB [Member]
Commitments and Contingencies (Textual)
Contract amount | ¥						¥ 3,920,000
Settlement amount | ¥		¥ 650,000